SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION

14	SHARE-BASED COMPENSATION

Share-based Compensation Plan A - for options granted from 2007 up to November 2014

In May 2007, the Board of Directors approved a share incentive plan, in which the Group may grant either restricted stock units (“RSU”) or options to purchase the Company's ordinary shares. A maximum of 8,000,000 stock options or RSU were authorized to be granted to the directors of the Company and senior officers of the Group to subscribe 48,000,000 shares of the Company. The share based awards granted under this plan have a requisite service period of four years. The Board of Directors also has the right to terminate any unvested share based awards.

The share based awards vest over four years and expire six years from grant date. For some of the employees, twenty-five percent of the share based awards vest on each of the four years following the grant date.  For the other employees, fifteen, twenty, thirty and thirty five percent, respectively, will vest on each of the four years following the grant date.

The Group reviewed the actual employee terminations in the past and changed the estimated employee forfeiture rate to reflect the current competitive environment of talent recruiting and sustaining in China. The Group estimated forfeitures at the time of grant based on historical experiences and record share-based compensation expenses only for those awards that are expected to vest. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expenses to be recognized in future periods.

Share-based Compensation Plan B - for options granted since April 2013

On April 1, 2013, the Board of Directors approved another share incentive plan, which the Group may grant either RSU or options to purchase the Company’s ordinary shares. A maximum of 2,000,000 stocks options or RSU were authorized to grant to the directors of the Company and senior officers of the Group to subscribe to 12,000,000 shares of the Company. The share based awards granted under this plan, were under performance condition for vesting. Under this incentive plan, the Board of Directors granted 280,000 stock options to subscribe 1,680,000 shares of the Company and 1,217,600 RSU to subscribe 7,305,600 shares (collectively referred as “Shares”). The option exercise price was $2.58.The employee's ability to earn the award was conditioned on the Group's ability in attaining specified performance targets. Details of the performance conditions were noted below:

1)	When the 4-quarter gross profit reaches or exceeds $31.5 million ("Milestone One") for the first time, then 20% of the Shares subject to the share incentive plan shall be vested and 20% of the Shares subject to the share incentive plan shall vest 1 year after.

2)	After meeting Milestone One, when the 4-quarter gross profit reaches or exceeds $44.5 million ("Milestone Two") for the first time, then an additional 15% of the Shares subject to the share incentive plan shall be vested and an additional fifteen percent 15% of the Shares subject to the share incentive plan shall vest 1 year after.

3)	After meeting Milestone One and Milestone Two, when the 4-quarter gross profit reaches or exceeds $55.5 million ("Milestone Three") for the first time, then an additional 15% of the Shares subject to the share incentive plan shall be vested and an additional 15% of the Shares subject to the share incentive plan shall vest 1 year after.

No share-based compensation was accrued as the probability that these performance conditions will be achieved was remote as at December 31, 2014 and 2015.

Stock Ownership Plan C - for RSU granted since May 2015

In May 2015, the Board of Directors approved an employee stock ownership incentive plan, in which the Group may grant restricted stock units (“RSU”) of Actions Technology Zhuhai. A maximum of 15% of Actions Technology Zhuhai’s shares were authorized to be granted to the directors of the Company, senior officers, personnel at key positions and consultants of the Group. The share based awards granted in 2015 under this plan have a requisite service period of two to three years. The Board of Directors also has the right to terminate any unvested share based awards.

The share based awards vest over two to three years and expire four to five years from grant date. For some of the employees, fifty percent of the share based awards vest on each of the two years following the grant date.  For the other employees, thirty, thirty and forty percent, respectively, will vest on each of the three years following the grant date.

The fair value of each share-based award is estimated at grant date for the years ended 2013, 2014 and 2015 using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31	2013	2014	2015

Risk-free interest rate (1)	0.11% - 2.66%	0.11% - 2.66%	0.11% - 2.66%
Expected life (2)	2-5 years	2-5 years	2-5 years
Expected volatility (3)	39.17% - 42.04%	38.15% - 42.04%	38.15% - 42.04%
Dividend yield (4)	Nil	Nil	Nil

(1)	Risk-free interest rate

Risk-free interest rate adopted the yield to maturity of United States government bonds with the same maturity as the respective expected term of the options.

(2)	Expected life

The expected life was estimated as the average between the vesting term of the options and the original contractual term.

(3)	Expected volatility

The expected volatility of the underlying ADS during the life of the options was calculated based on the Company's historical stock price volatility over the period from initial public offering through to the grant date.

(4)	Dividend yield

The dividend yield was expected to be nil based on the Company's historical dividend distribution record and its policy.

(5)	Share price

The fair value of the ordinary shares on the grant date was the closing price of the Company’s stock at each grant date.

The fair value for the RSU of Actions Technology Zhuhai was determined on a retrospective valuation. When estimating the fair value of the ordinary shares on the grant dates, management has considered a number of factors, including the result of a third party appraisal by an independent valuation firm.

Stock options

A summary of stock option activity is as follows:

		Weighted	Weighted
		average	average
	Number	exercise price	fair value
	of options	per option	at grant date

Outstanding at December 31, 2012	4,878,097	$1.40	$1.01
Granted on April 1, 2013	280,000	$2.58	$0.05
Exercised	(2,172,103)	$1.40	$1.21
Forfeited	(68,005)	$1.40	$1.12
Expired	(21,650)	$1.40	$1.27
Outstanding at December 31, 2013	2,896,339	$1.51	$0.77
Exercised	(1,815,259)	$1.40	$1.20
Forfeited	(10,000)	$1.40	$1.28
Expired	(96,796)	$1.40	$1.09
Outstanding at December 31, 2014	974,284	$1.73	$0.86
Exercised	(544,584)	$1.40	$1.23
Expired	(52,800)	$1.40	$1.20
Outstanding at December 31, 2015	376,900	$2.28	$0.28

The following table summarizes information with respect to stock options outstanding at December 31, 2014 and 2015:

Options exercisable
	Options outstanding as of December 31, 2014				as of December 31, 2014
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	974,284	5 years	$1.73	$375	694,284	$1.40	$375

Options exercisable
	Options outstanding as of December 31, 2015				as of December 31, 2015
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	376,900	5 years	$2.28	$27	96,900	$1.40	$27

As at December 31, 2015, there was nil (2014: nil) of unrecognized compensation expense related to non-vested stock options.

RSU of share-based compensation plan A and B

The fair value of each RSU is estimated based on the market price at granted date. RSU were first grant to the directors of the Company and senior management of the Group since May 2011. A summary of RSU activity is as follows:

Number
of RSU

Outstanding at December 31, 2012	581,650
Granted on April 1, 2013	1,217,600
Exercised	(173,350)
Forfeited	(51,900)
Outstanding at December 31, 2013	1,574,000
Granted on November 4, 2014	20,000
Exercised	(237,400)
Expired	(26,500)
Forfeited	(227,900)
Outstanding at December 31, 2014	1,102,200
Exercised	(52,300)
Expired	(18,800)
Forfeited	(172,700)
Outstanding at December 31, 2015	858,400

As at December 31, 2015, there was $6 (2014: $22) of unrecognized compensation expenses related to non-vested RSU that are expected to be recognized.

The total share-based compensation expense in relation to options and RSU recognized in the consolidated statements of operations for the years ended December 31, 2013, 2014 and 2015 were $492, $45 and $16, respectively.

The total number of RSU exercisable was 79,000 as of December 31, 2015 (2014: 134,300).

RSU of share-based compensation plan C

The fair value of each RSU is estimated based on the valuation value analyzed by the independent third party. RSU were first grant in May 2015. A summary of RSU activity is as follows:

Number
of RSU
Granted on May 12, 2015	6,698,000
Granted on August 14, 2015	9,477,000
Exercised	(47,700)
Forfeited	(667,500)
Outstanding at December 31, 2015	15,459,800

As at December 31, 2015, there was $482 of unrecognized compensation expenses related to non-vested RSU that are expected to be recognized.

The total share-based compensation expense in relation to options and RSU recognized in the consolidated statements of operations for the years ended December 31, 2015 were $364.

The total number of RSU exercisable was 1,886,850 as of December 31, 2015.